Summary of significant accounting policies - Leases (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2026	¥ 14,761,153		$ 2,110,817
2027	14,770,915		2,112,213
2028	9,250,147		1,322,753
2029	4,888,996		699,117
2030	4,888,996		699,117
Thereafter	3,911,197		559,294
Total future lease payments	52,471,404		7,503,311
Less: Imputed interest	6,807,075		973,398
Total lease liability balance	¥ 45,664,329		$ 6,529,913	¥ 40,249,266
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent		Other Assets, Noncurrent	Other Assets, Noncurrent
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities and Other Liabilities		Accrued Liabilities and Other Liabilities	Accrued Liabilities and Other Liabilities
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities and Other Liabilities, Other Liabilities, Noncurrent		Accrued Liabilities and Other Liabilities, Other Liabilities, Noncurrent	Accrued Liabilities and Other Liabilities, Other Liabilities, Noncurrent
ROU assets	¥ 44,778,762		$ 6,403,278	¥ 39,239,747
Current lease liabilities	¥ 10,857,421		$ 1,552,591	12,732,875
Weighted average remaining lease term (in years)	3 years 11 months 23 days		3 years 11 months 23 days
Weighted average discount rate (as a percent)	4.66%		4.66%
Operating lease cost	¥ 15,806,055	$ 2,260,236
Lease Cost Capitalized	0			¥ 0
Supplemental cash flow information related to operating leases
Cash payments for operating leases	20,271,707	2,898,816
ROU assets obtained in exchange for operating lease liabilities	¥ 10,857,421	$ 1,552,591